Interests in associates and joint ventures	12 Months Ended
Dec. 31, 2019
Interests In Associates And Joint Ventures [Line Items]
Disclosure of interests in associates and joint ventures [text block]

b) Interests in associates and joint ventures

As of 31 December 2019 and 2018, no associate or joint venture was individually material to the Group. In addition, there were no significant restrictions on the ability of associates or joint ventures to transfer funds to UBS Group AG or its subsidiaries in the form of cash dividends or to repay loans or advances made. There were no quoted market prices for any associates or joint ventures of the Group.

Investments in associates and joint ventures
USD million	2019	2018
Carrying amount at the beginning of the year	1,099	1,045
Additions	0	3
Disposals[1]	0	(431)
Reclassifications[2]		(21)
Share of comprehensive income	25	529
of which: share of net profit[3]	46	529
of which: share of other comprehensive income[4]	(21)	1
Dividends received	(83)	(42)
Impairment	(1)
Foreign currency translation	11	16
Carrying amount at the end of the year	1,051	1,099
of which: associates	1,010	1,066
of which: SIX Group AG, Zurich[5]	887	952
of which: other associates	123	114
of which: joint ventures	41	33
1 In December 2018, UBS increased its shareholding in UBS Securities China from 24.99% to 51%, acquiring control of the entity in accordance with IFRS 10, Consolidated Financial Statements. Upon acquisition of control, UBS derecognized its former investment in associate. Refer to Note 32 for more information. 2 Reflects reclassifications to Properties and other non-current assets held for sale. 3 For 2019, consists of USD 28 million from associates and USD 18 million from joint ventures. For 2018, consists of USD 511 million from associates, of which USD 460 million reflected a valuation gain on the equity ownership in SIX related to the sale of SIX Payment Services to Worldline, and USD 18 million from joint ventures. 4 For 2019, consists of negative USD 22 million from associates and USD 1 million from joint ventures. For 2018, the total of USD 1 million is from associates. 5 In 2019, UBS AG’s equity interest amounts to 17.31%. UBS AG is represented on the Board of Directors.

UBS AG
Interests In Associates And Joint Ventures [Line Items]
Disclosure of interests in associates and joint ventures [text block]

b) Interests in associates and joint ventures

As of 31 December 2019 and 2018, no associate or joint venture was individually material to UBS AG. In addition, there were no significant restrictions on the ability of associates or joint ventures to transfer funds to UBS AG or its subsidiaries in the form of cash dividends or to repay loans or advances made. There were no quoted market prices for any associates or joint ventures of UBS AG.

Investments in associates and joint ventures
USD million	2019	2018
Carrying amount at the beginning of the year	1,099	1,045
Additions	0	3
Disposals[1]	0	(431)
Reclassifications[2]		(21)
Share of comprehensive income	25	529
of which: share of net profit[3]	46	529
of which: share of other comprehensive income[4]	(21)	1
Dividends received	(83)	(42)
Impairment	(1)
Foreign currency translation	11	16
Carrying amount at the end of the year	1,051	1,099
of which: associates	1,010	1,066
of which: SIX Group AG, Zurich[5]	887	952
of which: other associates	123	114
of which: joint ventures	41	33
1 In December 2018, UBS AG increased its shareholding in UBS Securities China from 24.99% to 51%, acquiring control of the entity in accordance with IFRS 10, Consolidated Financial Statements. Upon acquisition of control, UBS AG derecognized its former investment in associate. Refer to Note 32 for more information. 2 Reflects reclassifications to Properties and other non-current assets held for sale. 3 For 2019, consists of USD 28 million from associates and USD 18 million from joint ventures. For 2018, consists of USD 511 million from associates, of which USD 460 million reflected a valuation gain on the equity ownership in SIX related to the sale of SIX Payment Services to Worldline, and USD 18 million from joint ventures. 4 For 2019, consists of negative USD 22 million from associates and USD 1 million from joint ventures. For 2018, the total of USD 1 million is from associates. 5 In 2019, UBS AG’s equity interest amounts to 17.31%. UBS AG is represented on the Board of Directors.